Financial liabilities - Summary of Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 29,380,273	¥ 26,496,358
Cash flow	3,706,760	1,163,574
Acquisitions	101,534	116,298
Changes in foreign currency exchange rates	3,372,889	1,546,706
Other	324	57,337
Ending balance	36,561,780	29,380,273
Current liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,305,639	11,187,839
Cash flow	(8,350,589)	(8,113,344)
Reclassification	10,051,801	8,419,778
Changes in foreign currency exchange rates	1,418,811	701,080
Other	(19,378)	110,286
Ending balance	15,406,284	12,305,639
Current liabilities [Member] | Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,590,173	4,104,858
Cash flow	401,740	239,689
Changes in foreign currency exchange rates	519,138	231,700
Other	(23,093)	13,926
Ending balance	5,487,959	4,590,173
Current liabilities [Member] | Current portion of long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,648,596	7,026,845
Cash flow	(8,673,349)	(8,283,375)
Reclassification	9,974,103	8,380,467
Changes in foreign currency exchange rates	896,377	467,956
Other	(858)	56,704
Ending balance	9,844,870	7,648,596
Current liabilities [Member] | Current portion of long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	66,870	56,136
Cash flow	(78,981)	(69,658)
Reclassification	77,698	39,311
Changes in foreign currency exchange rates	3,295	1,424
Other	4,573	39,657
Ending balance	73,456	66,870
Non current liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	17,074,634	15,308,519
Cash flow	12,057,349	9,276,918
Acquisitions	101,534	116,298
Reclassification	(10,051,801)	(8,419,778)
Changes in foreign currency exchange rates	1,954,078	845,626
Other	19,702	(52,949)
Ending balance	21,155,496	17,074,634
Non current liabilities [Member] | Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	16,685,384	14,943,727
Cash flow	12,057,349	9,276,918
Reclassification	(9,974,103)	(8,380,467)
Changes in foreign currency exchange rates	1,933,312	836,348
Other	64,442	8,858
Ending balance	20,766,384	16,685,384
Non current liabilities [Member] | Long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	389,250	364,792
Acquisitions	101,534	116,298
Reclassification	(77,698)	(39,311)
Changes in foreign currency exchange rates	20,766	9,277
Other	(44,740)	(61,807)
Ending balance	389,112	389,250
Derivatives [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(62,359)	7,221
Cash flow	95,572	77,098
Changes in foreign currency exchange rates	(4,792)	(5,202)
Changes in fair value	(68,999)	(141,475)
Ending balance	¥ (40,578)	¥ (62,359)